SCHEDULE OF PROPERTY AND EQUIPMENT FOR ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2023
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years